PROSKAUER ROSE LLP
ELEVEN TIMES SQUARE
NEW YORK, NEW YORK 10036

October 26, 2017

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Attention: Frank Buda

Re:	Dreyfus Premier Investment Funds, Inc.
(File Number: 811-06490)
Preliminary Proxy Statement on Schedule 14A

Ladies and Gentlemen:

On behalf of Dreyfus Global Real Estate Securities Fund (the "Fund"), a series of the above referenced registrant, transmitted for filing are preliminary proxy materials relating to a special meeting of shareholders of the Fund to be held on December 20, 2017, together with a form of proxy card. The meeting is being called for the purpose of asking shareholders to vote on the approval of a new sub-investment advisory agreement between The Dreyfus Corporation ("Dreyfus"), on behalf of the Fund, and CSIM Investment Management LLC ("CSIM").

CSIM is a newly-formed entity owned by members of the existing management team of CenterSquare Investment Management, Inc. ("CenterSquare"), the Fund's current sub-adviser, and funds affiliated with Lovell Minnick Partners LLC. As described in greater detail in the proxy materials, CSIM has entered into a definitive agreement to acquire substantially all of the assets of the CenterSquare Investment Management business, including CenterSquare's sub-investment advisory relationship with the Fund. The consummation of this transaction will cause a "change in control" of CenterSquare which will effect an assignment and automatic termination of the current sub-investment advisory agreement between Dreyfus, on behalf of the Fund, and CenterSquare. Therefore, the board of directors for the Fund has called the special meeting to seek shareholder approval of the new sub-investment advisory agreement between Dreyfus, on behalf of the Fund, and CSIM in order to ensure that CSIM can provide uninterrupted service as sub-adviser to the Fund after the transaction is completed.

Shareholders of record at the close of business on November 15, 2017 will be entitled to receive notice of and to vote at the meeting. It is intended that copies of the proxy materials will be mailed to shareholders on or about November 22, 2017.

Please telephone the undersigned at 212.969.3371 if you have any questions or comments.

Very truly yours,

/s/ Kirk Anderson
Kirk Anderson